34 Operating Segments (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
NET OPERATING REVENUE		R$ 16,244,274	R$ 14,934,780	R$ 14,024,573
Net operating revenues - third-parties		16,244,274	14,934,780	14,024,573
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES		(13,160,350)	(12,676,621)	(11,984,931)
Energy purchased for resale		(6,105,274)	(6,361,178)	(6,065,450)
Charges for use of the main transmission grid		(1,249,275)	(1,176,780)	(712,030)
Personnel and management		(1,325,382)	(1,357,785)	(1,343,344)
Pension and healthcare plans		(238,326)	(243,750)	(237,597)
Materials and supplies		(82,152)	(81,757)	(83,124)
Raw materials and supplies for generation		(49,352)	(19,729)	(97,360)
Natural gas and supplies for gas business		(585,233)	(412,618)	(309,542)
Third party services		(613,121)	(572,227)	(521,515)
Depreciation and amortization		(1,093,836)	(749,179)	(731,599)
Provision (reversal) for litigations		(257,921)	(219,636)	(386,373)
Impairment of assets		120,689	18,920	122,782
Other estimated losses, provisions and reversals		(237,583)	(105,981)	(101,948)
Construction cost		(1,091,396)	(1,052,208)	(1,003,881)
Other operating costs and expenses, net		(458,815)	(302,690)	(464,316)
EQUITY IN EARNINGS OF INVESTEES		106,757	135,888	101,739
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		3,190,681	2,394,047	2,141,381
Financial income		750,241	813,915	699,310
Financial expenses		(1,238,727)	(1,251,965)	(1,447,750)
OPERATING PROFIT (LOSS)		2,702,195	1,955,997	1,392,941
Income tax and social contribution		(639,326)	(511,993)	(274,686)
Net income (loss)	R$ 2,070,551	2,062,869	1,444,004	1,118,255
Electricity GET GER [Member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE		3,368,375	3,007,565	3,176,811
Net operating revenues - third-parties		2,233,367	2,116,875	2,851,644
Net operating revenues - between segments		1,135,008	890,690	325,167
OPERATING COSTS AND EXPENSES		(1,659,225)	(1,619,431)	(1,768,390)
Energy purchased for resale		(262,288)	(417,918)	(290,019)
Charges for use of the main transmission grid		(451,107)	(408,347)	(352,958)
Personnel and management		(217,792)	(214,855)	(218,456)
Pension and healthcare plans		(37,955)	(36,379)	(38,782)
Materials and supplies		(10,987)	(11,637)	(12,463)
Raw materials and supplies for generation		(50,388)	(25,367)	(102,719)
Natural gas and supplies for gas business
Third party services		(108,309)	(119,668)	(120,993)
Depreciation and amortization		(551,576)	(353,916)	(368,987)
Provision (reversal) for litigations		(45,212)	18,059	(39,733)
Impairment of assets		117,648	22,312	3,886
Other estimated losses, provisions and reversals		43,207	55,457	(9,397)
Construction cost
Other operating costs and expenses, net		(84,466)	(127,172)	(217,769)
EQUITY IN EARNINGS OF INVESTEES		14,840	5,514	(5,777)
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		1,723,990	1,393,648	1,302,644
Financial income		80,632	119,196	73,433
Financial expenses		(457,528)	(517,832)	(565,837)
OPERATING PROFIT (LOSS)		1,347,094	995,012	810,240
Income tax and social contribution		(289,831)	(327,598)	(191,899)
Net income (loss)		1,057,263	667,414	618,341
Electricity GET TRA [Member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE		871,510	904,826	819,623
Net operating revenues - third-parties		643,596	680,567	640,199
Net operating revenues - between segments		227,914	224,259	179,424
OPERATING COSTS AND EXPENSES		(479,538)	(561,850)	(546,510)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management		(139,662)	(147,139)	(122,515)
Pension and healthcare plans		(25,027)	(25,884)	(22,733)
Materials and supplies		(3,766)	(5,054)	(4,732)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services		(38,092)	(33,489)	(24,609)
Depreciation and amortization		(12,987)	(11,386)	(7,201)
Provision (reversal) for litigations		(24,398)	7,879	(81,210)
Impairment of assets
Other estimated losses, provisions and reversals		(41,350)	(49,486)	1,107
Construction cost		(175,220)	(277,259)	(272,216)
Other operating costs and expenses, net		(19,036)	(20,032)	(12,401)
EQUITY IN EARNINGS OF INVESTEES		85,752	123,676	93,145
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		477,724	466,652	366,258
Financial income		20,637	29,163	13,313
Financial expenses		(138,947)	(136,455)	(123,707)
OPERATING PROFIT (LOSS)		359,414	359,360	255,864
Income tax and social contribution		(54,695)	(75,361)	(30,515)
Net income (loss)		304,719	283,999	225,349
Electric Energy DIS [Member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE		10,401,301	9,972,442	9,358,664
Net operating revenues - third-parties		10,352,690	9,932,267	9,324,633
Net operating revenues - between segments		48,611	40,175	34,031
OPERATING COSTS AND EXPENSES		(9,579,915)	(9,474,473)	(9,071,359)
Energy purchased for resale		(5,424,207)	(5,577,719)	(5,717,970)
Charges for use of the main transmission grid		(1,044,135)	(1,012,062)	(554,805)
Personnel and management		(822,772)	(837,728)	(822,963)
Pension and healthcare plans		(155,784)	(159,842)	(154,285)
Materials and supplies		(64,419)	(60,379)	(60,320)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services		(397,390)	(339,399)	(347,393)
Depreciation and amortization		(343,597)	(301,581)	(285,835)
Provision (reversal) for litigations		(164,705)	(222,057)	(168,600)
Impairment of assets
Other estimated losses, provisions and reversals		(137,680)	(77,985)	(83,916)
Construction cost		(904,023)	(741,855)	(717,351)
Other operating costs and expenses, net		(121,203)	(143,866)	(157,921)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		821,386	497,969	287,305
Financial income		355,152	335,377	380,597
Financial expenses		(273,909)	(308,319)	(343,540)
OPERATING PROFIT (LOSS)		902,629	525,027	324,362
Income tax and social contribution		(201,236)	(148,244)	22,893
Net income (loss)		701,393	376,783	347,255
Com [Member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE		1,810,901	1,341,162	664,495
Net operating revenues - third-parties		1,773,765	1,341,162	664,495
Net operating revenues - between segments		37,136
OPERATING COSTS AND EXPENSES		(1,608,245)	(1,354,578)	(654,445)
Energy purchased for resale		(1,590,272)	(1,338,473)	(654,026)
Charges for use of the main transmission grid
Personnel and management		(13,041)	(13,734)	(12,993)
Pension and healthcare plans		(1,481)	(1,507)	(1,415)
Materials and supplies		(15)	(65)	(27)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services		(1,718)	(1,700)	(1,280)
Depreciation and amortization		(44)	(16)	(9)
Provision (reversal) for litigations		(156)	9	(156)
Impairment of assets
Other estimated losses, provisions and reversals		(4)	(935)
Construction cost
Other operating costs and expenses, net		(1,514)	1,843	15,461
EQUITY IN EARNINGS OF INVESTEES		(280)	(15)	(564)
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		202,376	(13,431)	9,486
Financial income		3,004	6,065	6,515
Financial expenses		(220)	(104)	(322)
OPERATING PROFIT (LOSS)		205,160	(7,470)	15,679
Income tax and social contribution		(69,854)	2,632	(2,638)
Net income (loss)		135,306	(4,838)	13,041
TEL [Member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE		418,030	421,408	380,550
Net operating revenues - third-parties		375,030	364,741	306,473
Net operating revenues - between segments		43,000	56,667	74,077
OPERATING COSTS AND EXPENSES		(604,616)	(369,201)	(286,363)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management		(73,890)	(92,472)	(107,874)
Pension and healthcare plans		(11,384)	(13,892)	(14,800)
Materials and supplies		(1,955)	(1,763)	(2,978)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services		(87,113)	(91,127)	(67,612)
Depreciation and amortization		(152,863)	(58,209)	(39,553)
Provision (reversal) for litigations		(14,072)	(12,844)	(3,648)
Impairment of assets
Other estimated losses, provisions and reversals		(100,691)	(12,749)	(8,309)
Construction cost
Other operating costs and expenses, net		(162,648)	(86,145)	(41,589)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		(186,586)	52,207	94,187
Financial income		20,760	16,808	11,828
Financial expenses		(53,857)	(41,713)	(30,691)
OPERATING PROFIT (LOSS)		(219,683)	27,302	75,324
Income tax and social contribution		68,644	(2,853)	(21,272)
Net income (loss)		(151,039)	24,449	54,052
GAS [Member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE		866,884	588,532	515,563
Net operating revenues - third-parties		865,826	582,895	510,010
Net operating revenues - between segments		1,058	5,637	5,553
OPERATING COSTS AND EXPENSES		(662,306)	(515,594)	(309,213)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management		(36,932)	(34,896)	(35,761)
Pension and healthcare plans		(4,122)	(3,881)	(3,577)
Materials and supplies		(217)	(2,110)	(1,936)
Raw materials and supplies for generation
Natural gas and supplies for gas business		(585,233)	(412,618)	(309,542)
Third party services		(12,971)	(17,034)	(22,670)
Depreciation and amortization		(30,480)	(22,759)	(28,753)
Provision (reversal) for litigations		(292)	(154)	854
Impairment of assets				123,586
Other estimated losses, provisions and reversals		(1,063)	(6,017)	(1,433)
Construction cost		(12,153)	(13,478)	(14,314)
Other operating costs and expenses, net		21,157	(2,647)	(15,667)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		204,578	72,938	206,350
Financial income		53,625	29,454	38,821
Financial expenses		(10,439)	(31,865)	(64,433)
OPERATING PROFIT (LOSS)		247,764	70,527	180,738
Income tax and social contribution		(74,791)	(10,909)	(66,785)
Net income (loss)		172,973	59,618	113,953
HOL [Member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE
Net operating revenues - third-parties
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES		(59,232)	(57,993)	(139,784)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management		(21,293)	(16,961)	(22,782)
Pension and healthcare plans		(2,573)	(2,365)	(2,005)
Materials and supplies		(793)	(749)	(668)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services		(16,734)	(32,311)	(15,089)
Depreciation and amortization		(2,289)	(1,312)	(1,261)
Provision (reversal) for litigations		(9,086)	(10,528)	(93,880)
Impairment of assets		3,041	1,648	(4,690)
Other estimated losses, provisions and reversals		(2)	(14,266)
Construction cost
Other operating costs and expenses, net		(9,503)	18,851	591
EQUITY IN EARNINGS OF INVESTEES		6,445	6,713	14,935
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		(52,787)	(51,280)	(124,849)
Financial income		217,057	305,344	186,660
Financial expenses		(304,453)	(243,169)	(331,077)
OPERATING PROFIT (LOSS)		(140,183)	10,895	(269,266)
Income tax and social contribution		(17,563)	41,957	15,530
Net income (loss)		(157,746)	52,852	(253,736)
Intersegment Operations [Member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE		(1,492,727)	(1,301,155)	(891,133)
Net operating revenues - third-parties			(83,727)	(272,881)
Net operating revenues - between segments		(1,492,727)	(1,217,428)	(618,252)
OPERATING COSTS AND EXPENSES		1,492,727	1,276,499	891,133
Energy purchased for resale		1,171,493	972,932	596,565
Charges for use of the main transmission grid		245,967	243,629	195,733
Personnel and management
Pension and healthcare plans
Materials and supplies
Raw materials and supplies for generation		1,036	5,638	5,359
Natural gas and supplies for gas business
Third party services		49,206	62,501	78,131
Depreciation and amortization
Provision (reversal) for litigations
Impairment of assets			(5,040)
Other estimated losses, provisions and reversals
Construction cost			(19,616)
Other operating costs and expenses, net		25,025	16,455	15,345
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX			(24,656)
Financial income		(626)	(27,492)	(11,857)
Financial expenses		R$ 626	27,492	11,857
OPERATING PROFIT (LOSS)			(24,656)
Income tax and social contribution			8,383
Net income (loss)			R$ (16,273)